UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON PARTNERS MUNICIPAL

HIGH INCOME FUND

FORM N-Q

APRIL 30, 2009

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 95.6%
Alabama - 0.6%
$2,980,000	Baldwin County, AL, Board of Education, AMBAC, 5.000% due 6/1/26	$3,041,388

Alaska - 0.4%
2,300,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	1,882,849

Arizona - 0.7%
2,900,000	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, 6.625% due 7/1/20 (b)	3,133,914
1,000,000	Pima County, AZ, IDA, Educational Revenue, Noah Webster Basic, 6.125% due 12/15/34	734,140

	Total Arizona	3,868,054

Arkansas - 1.0%
	Arkansas State Development Financing Authority:
4,000,000	Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (b)	4,159,440
1,000,000	Industrial Facilities Revenue, Potlatch Corp. Projects, 7.750% due 8/1/25 (a)	803,300

	Total Arkansas	4,962,740

California - 7.8%
6,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	5,323,500
	California EFA Revenue, College and University Financing Program:
1,440,000	5.000% due 2/1/12	1,391,342
1,595,000	5.000% due 2/1/14	1,476,524
1,670,000	5.000% due 2/1/15	1,506,106
5,000,000	California Health Facilities Financing Authority Revenue, Kaiser Permanante, 5.250% due 4/1/39	4,356,800
	California Statewide CDA Revenue:
1,000,000	East Campus Apartments LLC, 5.625% due 8/1/34	732,970
15,000,000	Lodi Memorial Hospital, California Mortgage Insurance, 5.000% due 12/1/37	12,495,300
	Senior Living-Presbyterian Homes:
1,920,000	4.750% due 11/15/26	1,385,875
6,000,000	4.875% due 11/15/36	3,926,580
3,150,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 7.875% due 6/1/42 (b)(c)	3,827,502
1,250,000	Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project, 5.000% due 9/1/36	909,363
3,000,000	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29 (b)	3,075,060

	Total California	40,406,922

Colorado - 3.8%
	Colorado Educational & Cultural Facilities Authority Revenue:
	Charter School:
1,285,000	Peak to Peak Project, 7.500% due 8/15/21 (b)	1,439,482
1,500,000	Refunding, Jefferson Project, 6.000% due 6/15/33	1,089,360
2,585,000	Cheyenne Mountain Charter, 5.375% due 6/15/38	1,883,819
	Colorado Health Facilities Authority Revenue:
2,000,000	Christian Living Communities Project, 5.750% due 1/1/37	1,285,700
1,000,000	Parkview Medical Center Project, 6.600% due 9/1/25 (b)	1,118,870
11,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	9,013,950
4,000,000	Reata South Metropolitan District, CO, GO, 7.250% due 6/1/37	2,749,840

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Colorado - 3.8% (continued)
$1,000,000	Southlands, CO, Metropolitan District No. 1, GO, 7.125% due 12/1/34 (b)	$1,263,520

	Total Colorado	19,844,541

Connecticut - 0.6%
4,000,000	Connecticut State Development Authority, IDR, AFCO Cargo LLC Project, 8.000% due 4/1/30 (a)	3,354,920

Delaware - 0.1%
1,000,000	New Castle County, DE, Revenue, Newark Charter School Inc. Project, 5.000% due 9/1/36	634,890

District of Columbia - 0.2%
1,000,000	District of Columbia COP, District Public Safety & Emergency, AMBAC, 5.500% due 1/1/19	1,042,800

Florida - 3.2%
1,000,000	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	794,370
6,995,000	Gramercy Farms Community, Development District Special Assessment, 5.100% due 5/1/14	3,481,621
1,000,000	Hillsborough County, FL, IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30 (a)	455,170
2,000,000	Miami-Dade County, FL, Solid Waste Systems Revenue, MBIA, 5.000% due 10/1/18	2,105,040
2,000,000	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	1,864,360
2,500,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	1,710,175
	Seminole Tribe Florida Special Obligation Revenue:
5,000,000	5.750% due 10/1/22 (d)	3,952,450
3,000,000	5.250% due 10/1/27 (d)	2,106,990

	Total Florida	16,470,176

Georgia - 4.4%
	Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project:
5,865,000	5.000% due 7/1/32	5,200,730
2,685,000	5.000% due 7/1/39	2,338,635
9,000,000	DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project, 6.125% due 7/1/40	8,980,470
1,500,000	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, 7.250% due 11/15/29	1,371,990
4,000,000	Marietta, GA, Development Authority Revenue, Life University Inc. Project, 7.000% due 6/15/39	3,020,480
2,000,000	Savannah, GA, EDA, Revenue, College of Arts & Design Inc. Project, 6.900% due 10/1/29 (b)	2,088,720

	Total Georgia	23,001,025

Illinois - 3.4%
15,000	Chicago, IL, Metropolitan HDC, Mortgage Revenue, Section 8, FHA, 6.700% due 7/1/12	15,034
	Illinois DFA:
2,000,000	Chicago Charter School Foundation Project, 6.250% due 12/1/32 (b)	2,338,340
3,250,000	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (a)	2,918,630
	Illinois Finance Authority Revenue:
3,000,000	Refunding, Chicago Charter School Project, 5.000% due 12/1/36	1,882,380
2,500,000	Refunding, OSF Healthcare Systems, 5.750% due 11/15/37	2,093,575
9,470,000	Illinois Finance Authority, Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	6,657,504

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Illinois - 3.4% (continued)
$1,500,000	Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital, 6.000% due 10/1/24 (b)	$1,624,065

	Total Illinois	17,529,528

Indiana - 2.5%
2,000,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project, 6.125% due 8/1/31	1,677,960
10,000,000	Indiana Municipal Power Agency Power Supply System Revenue, 6.000% due 1/1/39	10,301,900
1,400,000	Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment, 5.250% due 2/1/31	1,186,080

	Total Indiana	13,165,940

Kansas - 2.1%
	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light:
3,500,000	5.250% due 12/1/23 (e)	3,533,005
5,000,000	FGIC, 5.375% due 9/1/35 (e)	5,316,750
2,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32 (b)	2,222,100

	Total Kansas	11,071,855

Kentucky - 1.5%
10,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	7,992,700

Louisiana - 2.2%
1,000,000	Epps, LA, COP, 8.000% due 6/1/18	909,620
2,150,000	Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA, 6.550% due 9/1/25	1,765,193
6,000,000	Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project, 6.000% due 10/1/38 (a)(e)	5,941,620
4,000,000	St. John Baptist Parish, LA, Revenue, Marathon Oil Corp., 5.125% due 6/1/37	3,075,680

	Total Louisiana	11,692,113

Maryland - 2.5%
1,000,000	Maryland Industrial Development Financing Authority Economic Development Revenue, Our Lady of Good Counsel School, 6.000% due 5/1/35	684,300
3,500,000	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, 7.730% due 12/1/27 (b)	3,682,455
5,000,000	Maryland State Economic Development Corp. Student Housing Revenue, University of Maryland College Park Projects, 5.800% due 6/1/38	3,922,050
	Maryland State Health & Higher EFA Revenue:
	Maryland Institute College of Art:
1,900,000	5.000% due 6/1/21	1,619,902
2,095,000	5.000% due 6/1/24	1,715,281
	Washington Christian Academy:
250,000	5.250% due 7/1/18	173,965
1,170,000	5.500% due 7/1/38	614,975
750,000	Washington County Hospital, 5.750% due 1/1/38	593,948

	Total Maryland	13,006,876

Massachusetts - 4.7%
1,295,000	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (a)	1,009,556
15,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)	15,113,550

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Massachusetts - 4.7% (continued)
$3,000,000	Massachusetts State DFA Revenue, Briarwood, 8.250% due 12/1/30 (b)(c)	$3,353,790
	Massachusetts State HEFA Revenue:
2,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	2,014,120
4,000,000	University of Massachusetts Memorial Health Care Inc., 5.000% due 7/1/33	2,867,240

	Total Massachusetts	24,358,256

Michigan - 4.1%
3,500,000	Allen Academy, MI, COP, 8.000% due 6/1/33	2,727,270
	Cesar Chavez Academy, COP:
1,635,000	6.500% due 2/1/33	1,266,684
1,600,000	8.000% due 2/1/33 (c)	1,477,488
15,000,000	Michigan State Hospital Finance Authority, Refunding Hospital, Sparrow Obligated, 5.000% due 11/15/31	11,410,950
4,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.250% due 9/1/39	4,436,720

	Total Michigan	21,319,112

Minnesota - 0.5%
1,700,000	Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project, 8.000% due 9/1/30	1,500,471
	St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project:
475,000	5.000% due 8/1/21	333,213
1,375,000	5.000% due 8/1/36	787,325

	Total Minnesota	2,621,009

Missouri - 2.1%
495,000	Kansas City, MO, Tax Increment Financing Commission, Tax Increment Revenue, Maincor Project, 5.000% due 3/1/12	457,845
5,070,000	Missouri State Health & EFA Revenue, St. Lukes Episcopal, 5.000% due 12/1/20	4,872,169
	Raytown, MO, Annual Appropriation Supported Tax, Raytown Live Redevelopment Plan Project 1:
1,000,000	5.000% due 12/1/19	1,005,240
1,555,000	5.000% due 12/1/20	1,538,797
1,750,000	5.125% due 12/1/25	1,688,382
1,325,000	St. Joseph, MO, IDA, Sewer Systems Improvements Project, 5.000% due 4/1/27	1,314,109

	Total Missouri	10,876,542

Montana - 0.4%
3,240,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	2,127,838

New Hampshire - 0.7%
	New Hampshire HEFA Revenue:
2,000,000	Healthcare System, Covenant Health System, 5.500% due 7/1/34	1,728,160
1,500,000	New Hampshire College, 7.500% due 1/1/31 (b)	1,663,050

	Total New Hampshire	3,391,210

New Jersey - 5.3%
3,750,000	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., 8.250% due 11/15/30 (b)	4,165,725
	New Jersey EDA Revenue, Newark Downtown District Management Corp.:
400,000	5.125% due 6/15/27	287,628
700,000	5.125% due 6/15/37	461,013
3,545,000	New Jersey EFA Revenue, Stevens Institute of Technology, 5.000% due 7/1/27	2,881,801

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
New Jersey - 5.3% (continued)
	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group:
$9,000,000	5.250% due 7/1/30	$6,283,710
5,000,000	7.500% due 7/1/30 (b)	5,426,050
11,000,000	New Jersey State, EDA, Revenue, Refunding, 6.875% due 1/1/37 (a)	8,183,670

	Total New Jersey	27,689,597

New Mexico - 1.2%
	Otero County, NM:
	COP, Jail Project Revenue:
1,630,000	5.750% due 4/1/18	1,329,901
500,000	6.000% due 4/1/23	381,630
500,000	6.000% due 4/1/28	359,185
3,000,000	Jail Project Revenue, 7.500% due 12/1/24	2,615,370
1,500,000	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,574,340

	Total New Mexico	6,260,426

New York - 3.7%
1,000,000	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., 8.250% due 11/15/30 (b)	1,115,730
2,500,000	Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College, 5.000% due 8/1/46	1,866,375
995,000	Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA, 5.500% due 3/20/40	1,034,004
1,000,000	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, 8.550% due 11/15/32 (b)	1,128,430
3,300,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	2,459,358
	New York City, NY, IDA, Civic Facilities Revenue:
2,475,000	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,132,955
550,000	Community Hospital Brooklyn, 6.875% due 11/1/10	551,276
1,555,000	Special Needs Facilities Pooled Program, 8.125% due 7/1/19 (b)	1,656,199
2,500,000	New York State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, AMBAC, 5.000% due 2/15/35	2,408,625
5,000,000	New York, NY, GO, 5.000% due 8/1/26	5,008,650

	Total New York	19,361,602

North Carolina - 0.4%
1,815,000	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29 (b)	1,908,491

Ohio - 0.8%
500,000	Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing St. Clarence, 6.125% due 5/1/26	313,525
2,500,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,278,425
2,000,000	Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center, 5.250% due 5/15/26	1,656,240

	Total Ohio	4,248,190

Oklahoma - 0.4%
250,000	Oklahoma HFA, Single-Family Mortgage, GNMA, 7.997% due 8/1/18 (a)	255,088
2,200,000	Tulsa, OK, Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	2,060,960

	Total Oklahoma	2,316,048

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 95.6% (continued)
Oregon - 0.2%
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
$630,000	Merle West Medical Center, 6.250% due 9/1/31 (b)	$735,298
370,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	302,734

	Total Oregon	1,038,032

Pennsylvania - 6.5%
1,000,000	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, 7.250% due 1/1/35 (b)	1,194,620
5,000,000	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	3,725,600
3,000,000	Harrisburg, PA, Authority University Revenue, Harrisburg University of Science, 6.000% due 9/1/36	2,340,270
1,000,000	Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center, 6.200% due 7/1/26	791,120
4,000,000	Lackawanna County, PA, GO, 6.000% due 9/15/34 (f)	3,888,120
1,000,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	772,260
3,500,000	Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Bible Fellowship Church Home Inc., 7.750% due 11/1/33	3,095,015
935,000	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, 7.500% due 2/15/29	732,320
	Pennsylvania Economic Development Financing Authority:
3,000,000	Exempt Facilities Revenue, Reliant Energy Seward, 6.750% due 12/1/36 (a)	2,768,520
1,000,000	Solid Waste Disposal Revenue, Waste Management Inc. Project, 5.100% due 10/1/27 (a)	803,240
10,000,000	Philadelphia, PA, Hospitals & Higher EFA Hospital Revenue, Temple University Hospital, 6.625% due 11/15/23	9,134,500
4,000,000	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, 8.125% due 11/15/30 (b)	4,452,120

	Total Pennsylvania	33,697,705

Puerto Rico - 1.4%
7,500,000	Puerto Rico Electric Power Authority, Power Revenue, 5.250% due 7/1/25	7,096,650

Rhode Island - 0.1%
1,000,000	Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue Refunding, 7.250% due 7/15/35	695,160

South Carolina - 0.6%
2,000,000	Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian, 5.000% due 3/1/30	1,525,260
2,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,612,560

	Total South Carolina	3,137,820

Tennessee - 2.8%
1,500,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	1,121,865
5,070,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, University Health Systems Inc., 5.000% due 4/1/18	4,671,194
1,000,000	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, 5.750% due 9/1/37	649,990
10,000,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.250% due 9/1/26	8,281,200

	Total Tennessee	14,724,249

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 95.6% (continued)
Texas - 16.9%
$5,025,000	Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior, 6.750% due 4/1/27 (g)	$3,237,155
2,665,000	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, 6.875% due 6/1/29 (b)	2,730,426
7,800,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33 (a)(d)	3,526,770
11,500,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38 (a)(e)	9,652,640
	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project:
10,000,000	5.950% due 5/15/33 (a)(e)	8,124,800
1,000,000	6.625% due 5/15/33 (a)	886,050
3,000,000	Burnet County, TX, Public Facility Project Revenue, 7.750% due 8/1/29	2,794,680
1,665,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	690,975
105,000	Denton County, TX, Reclamation Road District, 8.500% due 6/1/16	92,075
1,400,000	Garza County, TX, Public Facility Corp., 5.500% due 10/1/19	1,218,392
3,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 5/1/25 (a)(e)	3,047,130
5,135,000	Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.625% due 11/15/32	5,136,746
6,645,000	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, 6.125% due 7/15/27 (a)	3,763,329
	Maverick County, TX, Public Facility Corp. Project Revenue:
635,000	6.250% due 2/1/24	484,518
520,000	6.375% due 2/1/29	381,332
	Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
3,000,000	7.875% due 11/15/26 (b)	3,469,800
2,500,000	6.200% due 11/15/29	1,827,775
1,105,000	Refunding, Subordinated Lien, 5.125% due 11/15/26	715,631
	North Texas Tollway Authority Revenue:
10,000,000	5.750% due 1/1/33	9,432,700
10,000,000	5.750% due 1/1/40	9,956,300
1,995,000	Port Corpus Christi, TX, Celanese Project, 6.450% due 11/1/30	1,321,787
	San Leanna Educational Facilities Corp., Education Revenue, Saint Edwards University Project:
1,000,000	5.000% due 6/1/20	962,110
2,000,000	5.125% due 6/1/22	1,919,840
1,100,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project, 5.750% due 11/15/12	1,062,281
6,155,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, 6.250% due 12/15/26	5,240,552
1,000,000	Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Uplift Education, 5.875% due 12/1/36	693,110
	Willacy County, TX:
3,700,000	Local Government Corp. Revenue, 6.875% due 9/1/28	2,719,759
	PFC Project Revenue:
3,000,000	8.250% due 12/1/23	2,591,040
690,000	County Jail, 7.500% due 11/1/25	561,487

	Total Texas	88,241,190

Virginia - 3.6%
1,020,000	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, 8.125% due 4/1/30	869,101
1,000,000	Broad Street CDA Revenue, 7.500% due 6/1/33	772,290

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Virginia - 3.6% (continued)
$6,000,000	Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project, 5.600% due 11/1/31 (a)	$5,270,160
	Virginia Beach, VA, Development Authority MFH Revenue, Residential Rental:
2,400,000	Hampton Project, 7.500% due 10/1/39 (a)	2,042,352
2,400,000	Mayfair Project, 7.500% due 10/1/39 (a)	2,042,352
7,500,000	Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance, 7.750% due 7/1/38	7,682,925

	Total Virginia	18,679,180

West Virginia - 1.8%
11,450,000	Pleasants County, WV, PCR, Refunding County Commission Allegheny, 5.250% due 10/15/37	9,298,659

Wisconsin - 0.4%
	Wisconsin State HEFA Revenue:
1,000,000	Aurora Health Care, 6.400% due 4/15/33	890,570
1,500,000	Marshfield Clinic, 6.000% due 2/15/25	1,254,750

	Total Wisconsin	2,145,320

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $565,597,921)	498,201,603

SHORT-TERM INVESTMENTS - 5.6%
California - 0.0%
100,000	California EFA Revenue, Stanford University, TECP, 0.200%, 5/1/09 (h)	100,000

Colorado - 0.6%
3,000,000	Colorado Springs, CO, Utilities Revenue, Refunding, Subordinated Lien Improvement, SPA-Dexia Credit Local, 2.000%, 5/7/09 (h)	3,000,000

Delaware - 0.1%
400,000	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-Thuringen, 0.350%, 5/1/09 (h)	400,000

Florida - 0.6%
1,300,000	Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center, LOC-Bank of America N.A., 0.450%, 5/1/09 (h)	1,300,000
1,000,000	JEA District, FL, Electric System Revenue, SPA-Wachovia Bank N.A., 0.450%, 5/1/09 (h)	1,000,000
500,000	Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, MBIA, LOC-Wachovia Bank N.A., 0.530%, 5/6/09 (h)	500,000
500,000	Orange County, FL, School Board, COP, LOC-Wachovia Bank N.A., 0.450%, 5/1/09 (h)	500,000

	Total Florida	3,300,000

Kentucky - 0.0%
100,000	Berea, KY, Educational Facilities Revenue, 0.400%, 5/1/09 (h)	100,000

Mississippi - 0.3%
1,500,000	Mississippi Development Bank, Special Obligation, Harrison, FSA, SPA-Dexia Credit Local, 2.750%, 5/7/09 (h)	1,500,000

Missouri - 0.3%
	Missouri State HEFA:
200,000	Educational Facilities Revenue, Washington University, SPA-JPMorgan Chase, 0.450%, 5/1/09 (h)	200,000
400,000	Health Facilities Revenue, SSM Health Care, FSA, SPA-UBS AG, 0.870%, 5/1/09 (h)	400,000
300,000	Revenue, BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase, 0.450%, 5/1/09 (h)	300,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Missouri - 0.3% (continued)
$800,000	Washington University, SPA-JPMorgan Chase, 0.350%, 5/1/09 (h)	$800,000

	Total Missouri	1,700,000

New Hampshire - 0.1%
300,000	New Hampshire HEFA Revenue, Dartmouth College, SPA-JPMorgan Chase, 0.450%, 5/1/09 (h)	300,000

North Carolina - 0.1%
590,000	North Carolina Medical Care Commission, Health Care Facilities Revenue, Carol Woods Project, Radian, LOC-Branch Banking & Trust, 0.450%, 5/1/09 (h)	590,000

Oregon - 0.5%
2,700,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.500%, 5/1/09 (h)	2,700,000

Pennsylvania - 0.4%
1,200,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-Bank of America N.A., 0.400%, 5/1/09 (h)	1,200,000
800,000	Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wachovia Bank N.A., 0.670%, 5/7/09 (h)	800,000

	Total Pennsylvania	2,000,000

Puerto Rico - 0.5%
2,300,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 0.450%, 5/1/09 (h)	2,300,000

Tennessee - 0.9%
1,545,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A., 0.450%, 5/1/09 (h)	1,545,000
3,000,000	Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America N.A., 0.450%, 5/1/09 (h)	3,000,000

	Total Tennessee	4,545,000

Texas - 0.1%
400,000	Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase, 0.700%, 5/1/09 (h)	400,000

Utah - 0.0%
200,000	Weber County, UT, Hospital Revenue, IHC Health Services, SPA-Landesbank Hessen-Thuringen, 0.500%, 5/1/09 (h)	200,000

Vermont - 0.0%
190,000	Vermont Educational & Health Building Financing Agency Revenue, Hospital Mount Ascutney Hospital Project, LOC-Banknorth N.A., 0.500%, 5/1/09 (h)	190,000

Virginia - 1.1%
1,000,000	Roanoke, VA, IDA Hospital Revenue, Carilion Health Systems, FSA, SPA-Wachovia Bank N.A., 0.450%, 5/1/09 (h)	1,000,000
4,740,000	Virginia Commonwealth University, VA, AMBAC, LOC-Wachovia Bank N.A., 0.350%, 5/1/09 (h)	4,740,000

	Total Virginia	5,740,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $29,065,000)	29,065,000

	TOTAL INVESTMENTS - 101.2% (Cost - $594,662,921#)	527,266,603
	Liabilities in Excess of Other Assets - (1.2)%	(6,398,997)

	TOTAL NET ASSETS - 100.0%	$520,867,606

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(f)	Security is issued on a when-issued basis.

(g)	Security is currently in default.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds

AMBAC	— Ambac Assurance Corporation - Insured Bonds

CDA	— Community Development Authority

COP	— Certificate of Participation

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

FHA	— Federal Housing Administration

FSA	— Financial Security Assurance - Insured Bonds

GF	— General Fund

GNMA	— Government National Mortgage Association

GO	— General Obligation

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LOC	— Letter of Credit

MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds

MFH	— Multi-Family Housing

PCR	— Pollution Control Revenue

PFC	— Public Facilities Corporation

RDA	— Redevelopment Agency

Radian	— Radian Asset Assurance - Insured Bonds

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TECP	— Tax Exempt Commercial Paper

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

Summary of Investments by Industry *

Hospitals	23.4%
Education	16.3
Industrial development	14.7
Pre-refunded/escrowed to maturity	11.9
Power	6.9
Transportation	5.0
Leasing	4.6
Resource recovery	4.0
Special tax	3.4
Local general obligation	3.4
Other revenue	2.0
Housing	1.1
General obligation	0.9
Public facilities	0.9
Water & sewer	0.6
Utilities	0.6
Miscellaneous	0.3
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2009 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	4.7%
AA/Aa	3.8
A	25.1
BBB/Baa	31.3
BB/Ba	5.4
B	1.0
CCC/Caa	1.2
A-1/VMIG1	5.5
NR	22.0
100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the fund will treat the security as being rated in the lowest rating category received from an NRSRO.

See pages 12 and 13 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Municipal High Income Fund (the “Fund”), is a separate diversified series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	APRIL 30, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$527,266,603	—	$527,266,603	—
Other financial instruments*	1,859,513	$1,859,513	—	—

Total	$529,126,116	$1,859,513	$527,266,603	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of the portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

Notes to Schedule of Investments (unaudited) (continued)

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,611,395
Gross unrealized depreciation	(78,007,713)

Net unrealized depreciation	$(67,396,318)

At April 30, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	381	6/09	$48,555,826	$46,696,313	$1,859,513

3. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

***

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 22, 2009

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	June 22, 2009